Discontinued Operations and Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information on discontinued operations
The results of the South Africa disposal group for the year ended 31 December 2019 are presented below:

	US Dollars
Figures in millions	2019	2018	2017
Revenue from product sales	555	608	1,116
Cost of sales	(479)	(589)	(1,129)
Gain (loss) on non-hedge derivatives and other commodity contracts	3	3	10
Gross profit (loss)	79	22	(3)
Other expenses	(44)	(72)	(97)
Derecognition of assets, impairments and profit on disposal of assets	(3)	(118)	(256)
Impairment loss recognised on remeasurement to fair value less costs to sell	(549)	—	(35)
Profit (loss) before taxation	(517)	(168)	(391)
Normal taxation	(23)	38	(14)
Deferred tax on impairment loss, derecognition and profit on disposal of assets	164	47	69
Profit (loss) from discontinued operations	(376)	(83)	(336)

9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)

The major classes of assets and liabilities of the South African disposal group as at 31 December 2019, are as follows:

US Dollars
Figures in millions	2019
Tangible assets and right of use assets	429
Other investments	84
Inventories	37
Trade, other receivables and other assets	4
Deferred taxation	15
Cash and cash restricted for use	12
Assets held for sale	581

Lease liabilities	3
Environmental rehabilitation and other provisions	211
Trade and other payables	58
Liabilities held for sale	272
Net assets held for sale	309

Total assets held for sale include:
Sadiola	20
South Africa	581
601